Trading Activities and Related Risks (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
U.S. Treasury Securities	$ 5,494,988	[1]	$ 3,429,929	[1]
Gov'tSponsoredEnterpriseNotes	652,812		5,646,664
CommercialPaper	3,474,435	[1]	7,268,685	[1]
CorporateNotes	16,049,322	[1]	27,936,271	[1]
Certificatesof Deposit	2,306,370	[1]	2,951,285	[1]
Total	27,977,927		47,232,834
% of Partners' Capital (Net Asset Value)	55.95%		73.14%
United States [Member]
U.S. Treasury Securities	5,494,988		3,429,929
Gov'tSponsoredEnterpriseNotes	652,812		4,989,359
CommercialPaper	2,024,710		4,519,245
CorporateNotes	11,826,537		19,933,426
Certificatesof Deposit	2,054,535		1,750,299
Total	22,053,582		34,622,258
% of Partners' Capital (Net Asset Value)	44.11%		53.62%
Australia [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	0		249,936
CorporateNotes	226,942		1,825,370
Certificatesof Deposit	0
Total	226,942		2,075,306
% of Partners' Capital (Net Asset Value)	0.45%		3.21%
France [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		251,279
CommercialPaper	249,943		249,959
CorporateNotes	410,953		1,176,639
Certificatesof Deposit	0		249,705
Total	660,896		1,927,582
% of Partners' Capital (Net Asset Value)	1.32%		2.98%
Netherlands [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	0		0
CorporateNotes	1,279,797		1,713,148
Certificatesof Deposit	0
Total	1,279,797		1,713,148
% of Partners' Capital (Net Asset Value)	2.56%		2.65%
Canada [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	199,980		0
CorporateNotes	878,668		1,011,176
Certificatesof Deposit	0		701,094
Total	1,078,648		1,712,270
% of Partners' Capital (Net Asset Value)	2.16%		2.65%
Netherlands Antilles [Member]
U.S. Treasury Securities			0
Gov'tSponsoredEnterpriseNotes			0
CommercialPaper			249,985
CorporateNotes			447,533
Certificatesof Deposit			0
Total			697,518
% of Partners' Capital (Net Asset Value)			1.08%
Luxumberg [Member]
U.S. Treasury Securities			0
Gov'tSponsoredEnterpriseNotes			0
CommercialPaper			499,984
CorporateNotes			0
Certificatesof Deposit			0
Total			499,984
% of Partners' Capital (Net Asset Value)			0.77%
Japan [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	249,997		499,935
CorporateNotes	503,456		0
Certificatesof Deposit	251,835
Total	1,005,288		499,935
% of Partners' Capital (Net Asset Value)	2.01%		0.77%
Sweden [Member]
U.S. Treasury Securities			0
Gov'tSponsoredEnterpriseNotes			0
CommercialPaper			0
CorporateNotes			0
Certificatesof Deposit			250,187
Total			250,187
% of Partners' Capital (Net Asset Value)			0.39%
Germany [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	0		0
CorporateNotes	250,032		249,908
Certificatesof Deposit	0		0
Total	250,032		249,908
% of Partners' Capital (Net Asset Value)	0.50%		0.39%
South America multi-national [Member]
U.S. Treasury Securities			0
Gov'tSponsoredEnterpriseNotes			0
CommercialPaper			249,899
CorporateNotes			0
Certificatesof Deposit			0
Total			249,899
% of Partners' Capital (Net Asset Value)			0.39%
Singapore [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	249,982		249,753
CorporateNotes	0		0
Certificatesof Deposit	0		0
Total	249,982		249,753
% of Partners' Capital (Net Asset Value)	0.50%		0.39%
Denmark [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	0		0
CorporateNotes	222,058		217,582
Certificatesof Deposit	0		0
Total	222,058		217,582
% of Partners' Capital (Net Asset Value)	0.44%		0.34%
Europe multi-national [Member]
U.S. Treasury Securities			0
Gov'tSponsoredEnterpriseNotes			204,235
CommercialPaper			0
CorporateNotes			0
Certificatesof Deposit			0
Total			204,235
% of Partners' Capital (Net Asset Value)			0.32%
Africa multi-national [Member]
U.S. Treasury Securities			0
Gov'tSponsoredEnterpriseNotes			201,791
CommercialPaper			0
CorporateNotes			0
Certificatesof Deposit			0
Total			201,791
% of Partners' Capital (Net Asset Value)			0.31%
Multinational [Member]
U.S. Treasury Securities	0
Gov'tSponsoredEnterpriseNotes	0
CommercialPaper	249,925
CorporateNotes	200,456
Certificatesof Deposit	0
Total	450,381
% of Partners' Capital (Net Asset Value)	0.90%
Great Britain [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	249,898		499,989
CorporateNotes	250,423		1,361,489
Certificatesof Deposit	0
Total	$ 500,321		$ 1,861,478
% of Partners' Capital (Net Asset Value)	1.00%		2.88%

[1]	See the condensed schedule of investments for further description.